Equity Investments - Condensed financial information of equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Operating data:
Gross profit	¥ 649,559	$ 99,549	¥ 644,451		¥ 780,438
Net (loss)/income	365,279	55,981	724,002		(65,612)
Balance sheet data:
Current assets	2,419,917		2,556,702			$ 370,868
Non-current assets	352,635		2,769,115			54,044
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	1,062,413		1,505,443			162,822
Group’s equity method investments
Operating data:
Revenues	52	8	37,987	[1]	220,656
Gross profit	(312)	(48)	25,874	[1]	140,701
Net (loss)/income	(526)	(81)	(21,583)	[1]	1,747
Net income/(loss) attributable to the equity method investees	(526)	(81)	(21,442)	[1]	577
PNM’s share of net income/(loss)	(181)	$ (28)	(3,968)	[1]	¥ 5,352
Balance sheet data:
Current assets	246,992		3,251	[2]		37,853
Non-current assets	3		17	[2]		1
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 4,357		¥ 59,685	[2]		$ 668

[1]	Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The operating data here only included the data of Tianbo from January 1, 2019 to March 31, 2019.
[2]	Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The balance sheet data here did not include the data of Tianbo as of December 31, 2019.